Earnings per share - Basic (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Earnings per share
Net profit attributable to owners of WBC	$ 4,001	$ 2,414	$ 3,280
Adjustment for RSP dividends	(2)	(1)	(2)
Adjusted net profit attributable to owners of WBC	$ 3,999	$ 2,413	$ 3,278
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,506	3,501	3,626
Treasury shares (including RSP share rights)	(5)	(5)	(4)
Adjusted weighted average number of ordinary shares	3,501	3,496	3,622
Earnings per ordinary share (cents)	$ 1.142	$ 0.690	$ 0.905